OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Schedule of investment gain (Details) ₫ in Millions	12 Months Ended
Dec. 31, 2021 VND (₫)
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Total	₫ 956,588